UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (Parenthetical) - shares	3 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
May 2023 Note
Number of shares issued	7,000
Common Stock
Number of shares issued		20,000